Quarterly Report
July 31, 2026
SSGA Active Trust
State Street Galaxy Transformative Tech Accelerators ETF (formerly SPDR Galaxy Transformative Tech Accelerators ETF)
State Street Galaxy Digital Asset Ecosystem ETF (formerly SPDR Galaxy Digital Asset Ecosystem ETF)
State Street Galaxy Hedged Digital Asset Ecosystem ETF (formerly SPDR Galaxy Hedged Digital Asset Ecosystem ETF)
State Street Bridgewater All Weather ETF (formerly SPDR Bridgewater All Weather ETF)
State Street IG Public & Private Credit ETF (formerly SPDR SSGA IG Public & Private Credit ETF)
State Street Short Duration IG Public & Private Credit ETF
State Street IG Public & Private ABS ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CAPITAL MARKETS — 2.8%
Robinhood Markets, Inc. Class A (a)	5,078	$439,552
ELECTRIC UTILITIES — 3.8%
Alliant Energy Corp.	4,263	301,735
Entergy Corp.	2,817	303,166
		604,901
ELECTRICAL EQUIPMENT — 14.9%
Forgent Power Solutions, Inc. Class A (a)	8,587	285,689
Hubbell, Inc.	1,476	697,484
nVent Electric PLC	1,064	163,675
Schneider Electric SE	485	161,602
Siemens Energy AG	5,646	957,771
Vertiv Holdings Co. Class A	481	116,195
		2,382,416
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Amphenol Corp. Class A	2,127	341,809
Coherent Corp. (a)	457	120,140
		461,949
FINANCIAL SERVICES — 2.1%
Mastercard, Inc. Class A	322	184,538
Visa, Inc. Class A	415	151,944
		336,482
HOTELS, RESTAURANTS & LEISURE — 0.9%
Target Hospitality Corp. (a)	9,559	145,297
IT SERVICES — 4.9%
Applied Digital Corp. (a)	25,734	704,854
Boost Run, Inc. Class A (a)	3,861	77,375
		782,229
MACHINERY — 1.8%
Flowserve Corp.	3,663	278,351
METALS & MINING — 3.5%
Freeport-McMoRan, Inc.	8,912	558,158
OIL, GAS & CONSUMABLE FUELS — 1.9%
ExxonMobil Holdings Corp.	1,947	302,642
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.4%
Lam Research Corp.	429	125,706
Security Description	Shares	Value
Micron Technology, Inc.	319	$262,547
NVIDIA Corp.	3,838	770,478
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	849	343,208
		1,501,939
SOFTWARE — 50.9%
Cipher Digital, Inc. (a)	39,897	890,501
Cleanspark, Inc. (a)	73,421	1,010,273
Core Scientific, Inc. (a)	7,700	159,544
Crowdstrike Holdings, Inc. Class A (a)	2,400	458,064
Datadog, Inc. Class A (a)	1,398	374,622
Keel Infrastructure Corp. (a)	425,160	1,687,885
Microsoft Corp.	1,834	852,296
Palo Alto Networks, Inc. (a)	782	259,491
Riot Platforms, Inc. (a)	96,444	1,945,276
Terawulf, Inc. (a)	27,665	488,564
		8,126,516
TOTAL COMMON STOCKS (Cost $16,696,900)		15,920,432
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.66% (b) (c) (Cost $31,282)	31,282	31,282
TOTAL INVESTMENTS — 100.0% (Cost $16,728,182)		15,951,714
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		411
NET ASSETS — 100.0%		$15,952,125

(a)	Non-income producing security.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended July 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at July 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
See accompanying notes to Schedule of Investments.

STATE STREET GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,920,432	$—	$—	$15,920,432
Short-Term Investment	31,282	—	—	31,282
TOTAL INVESTMENTS	$15,951,714	$—	$—	$15,951,714
Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 7/31/26	Value at 7/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	59,367	$59,367	$1,930,525	$1,958,610	$—	$—	31,282	$31,282	$4,179
See accompanying notes to Schedule of Investments.

STATE STREET GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
BANKS — 4.5%
JPMorgan Chase & Co.	2,609	$917,820
BIOTECHNOLOGY — 1.6%
Hyperliquid Strategies, Inc. (a)	52,385	325,311
CAPITAL MARKETS — 9.4%
Bank of New York Mellon Corp.	2,608	407,709
Blackrock, Inc.	424	462,325
Morgan Stanley	1,852	389,698
Robinhood Markets, Inc. Class A (a)	7,704	666,858
		1,926,590
ELECTRICAL EQUIPMENT — 4.5%
Forgent Power Solutions, Inc. Class A (a)	11,085	368,798
nVent Electric PLC	1,539	236,744
Powell Industries, Inc.	686	143,155
Vertiv Holdings Co. Class A	721	174,172
		922,869
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Amphenol Corp. Class A	1,813	291,349
FINANCIAL SERVICES — 4.6%
Mastercard, Inc. Class A	838	480,258
Visa, Inc. Class A	1,263	462,422
		942,680
IT SERVICES — 5.4%
Applied Digital Corp. (a)	33,248	910,663
Boost Run, Inc. Class A (a)	9,352	187,414
		1,098,077
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.6%
Applied Materials, Inc.	434	220,329
Lam Research Corp.	764	223,867
Micron Technology, Inc.	539	443,613
NVIDIA Corp.	4,774	958,381
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	812	328,251
		2,174,441
Security Description	Shares	Value
SOFTWARE — 57.1%
Cipher Digital, Inc. (a)	64,149	$1,431,806
Cleanspark, Inc. (a)	125,785	1,730,802
Core Scientific, Inc. (a)	9,910	205,335
Crowdstrike Holdings, Inc. Class A (a)	3,920	748,171
Datadog, Inc. Class A (a)	1,819	487,437
Keel Infrastructure Corp. (a)	545,950	2,167,421
Microsoft Corp.	2,345	1,089,768
Palo Alto Networks, Inc. (a)	2,036	675,606
Riot Platforms, Inc. (a)	123,975	2,500,576
Terawulf, Inc. (a)	38,441	678,868
		11,715,790
TOTAL COMMON STOCKS (Cost $18,744,149)		20,314,927
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.66% (b) (c) (Cost $185,266)	185,266	185,266
TOTAL INVESTMENTS — 100.0% (Cost $18,929,415)		20,500,193
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(423)
NET ASSETS — 100.0%		$20,499,770

(a)	Non-income producing security.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended July 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at July 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,314,927	$—	$—	$20,314,927
Short-Term Investment	185,266	—	—	185,266
TOTAL INVESTMENTS	$20,500,193	$—	$—	$20,500,193
See accompanying notes to Schedule of Investments.

STATE STREET GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 7/31/26	Value at 7/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	314,787	$314,787	$4,308,488	$4,438,009	$—	$—	185,266	$185,266	$8,161
See accompanying notes to Schedule of Investments.

STATE STREET GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
BANKS — 4.5%
JPMorgan Chase & Co.	10,423	$3,666,707
BIOTECHNOLOGY — 1.6%
Hyperliquid Strategies, Inc. (a)	204,169	1,267,890
CAPITAL MARKETS — 9.4%
Bank of New York Mellon Corp.	10,389	1,624,112
Blackrock, Inc.	1,692	1,844,940
Morgan Stanley	7,364	1,549,533
Robinhood Markets, Inc. Class A (a)	30,703	2,657,652
		7,676,237
ELECTRICAL EQUIPMENT — 4.4%
Forgent Power Solutions, Inc. Class A (a)	44,206	1,470,734
nVent Electric PLC	5,985	920,672
Powell Industries, Inc.	2,775	579,087
Vertiv Holdings Co. Class A	2,647	639,436
		3,609,929
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Amphenol Corp. Class A	7,177	1,153,344
FINANCIAL SERVICES — 4.7%
Mastercard, Inc. Class A	3,341	1,914,727
Visa, Inc. Class A	5,332	1,952,205
		3,866,932
IT SERVICES — 5.3%
Applied Digital Corp. (a)	132,563	3,630,901
Boost Run, Inc. Class A (a)	37,360	748,694
		4,379,595
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.7%
Applied Materials, Inc.	1,706	866,085
Lam Research Corp.	2,999	878,767
Micron Technology, Inc.	2,114	1,739,885
NVIDIA Corp.	19,158	3,845,968
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,554	1,436,705
		8,767,410
SOFTWARE — 57.2%
Cipher Digital, Inc. (a)	256,883	5,733,628
Cleanspark, Inc. (a)	501,084	6,894,916
Core Scientific, Inc. (a)	39,593	820,367
Crowdstrike Holdings, Inc. Class A (a)	15,623	2,981,806
Datadog, Inc. Class A (a)	7,249	1,942,514
Keel Infrastructure Corp. (a)	2,191,874	8,701,740
Microsoft Corp.	9,398	4,367,438
Palo Alto Networks, Inc. (a)	8,114	2,692,469
Riot Platforms, Inc. (a)	496,846	10,021,384
Security Description	Shares	Value
Terawulf, Inc. (a)	153,256	$2,706,501
		46,862,763
TOTAL COMMON STOCKS (Cost $74,382,007)		81,250,807

	Contracts
PUT OPTIONS PURCHASED — 0.2%
Bank of New York Mellon Corp. (Strike price $150, expiring 08/21/2026)	17,500	23,188
Blackrock, Inc. (Strike price $1020, expiring 08/21/2026)	1,500	8,625
Crowdstrike Holdings, Inc. (Strike price $145, expiring 08/21/2026)	12,000	4,440
Datadog, Inc. (Strike price $210, expiring 08/21/2026)	6,500	24,862
JPMorgan Chase & Co. (Strike price $325, expiring 08/21/2026)	10,000	8,200
Mastercard, Inc. (Strike price $515, expiring 08/21/2026)	3,000	2,475
Morgan Stanley (Strike price $190, expiring 08/21/2026)	6,500	5,200
Palo Alto Networks, Inc. (Strike price $240, expiring 08/21/2026)	7,500	6,750
Robinhood Markets, Inc. (Strike price $90, expiring 08/21/2026)	7,500	54,750
Taiwan Semiconductor Manufacturing Co. Ltd. (Strike price $380, expiring 08/21/2026)	2,500	21,250
Visa, Inc. (Strike price $340, expiring 08/21/2026)	5,000	5,200
TOTAL PURCHASED OPTIONS (Cost $402,277)		164,940

	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.66% (b) (c) (Cost $283,474)	283,474	283,474
TOTAL INVESTMENTS — 99.8% (Cost $75,067,758)		81,699,221
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		202,326
NET ASSETS — 100.0%		$81,901,547

See accompanying notes to Schedule of Investments.

STATE STREET GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

(a)	Non-income producing security.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended July 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at July 31, 2026.

Abbreviations:
ADR	American Depositary Receipt
The Fund had the following written options contracts at July 31, 2026 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Call Options:
Palo Alto Networks, Inc.	N/A	$ 340	08/21/2026	(75)	$ (2,550,000)	$(128,062)	$(58,756)	$(69,306)
Cipher Digital, Inc.	N/A	33	08/21/2026	(2,000)	(6,600,000)	(86,000)	(262,872)	176,872
Crowdstrike Holdings, Inc.	N/A	208	08/21/2026	(120)	(2,490,000)	(52,800)	(65,190)	12,390
JPMorgan Chase & Co.	N/A	360	08/21/2026	(100)	(3,600,000)	(38,000)	(36,982)	(1,018)
Mastercard, Inc.	N/A	575	08/21/2026	(30)	(1,725,000)	(40,800)	(24,249)	(16,551)
Visa, Inc.	N/A	380	08/21/2026	(50)	(1,900,000)	(14,925)	(20,018)	5,093
Bank of New York Mellon Corp.	N/A	170	08/21/2026	(95)	(1,615,000)	(4,275)	(13,008)	8,733
Blackrock, Inc.	N/A	1,150	08/21/2026	(15)	(1,725,000)	(10,425)	(15,965)	5,540
Datadog, Inc.	N/A	285	08/21/2026	(65)	(1,852,500)	(110,013)	(64,268)	(45,745)
Morgan Stanley	N/A	230	08/21/2026	(65)	(1,495,000)	(6,078)	(14,153)	8,075
Put Options:
Palo Alto Networks, Inc.	N/A	200	08/21/2026	(75)	(1,500,000)	(1,875)	(16,414)	14,539
Crowdstrike Holdings, Inc.	N/A	125	08/21/2026	(120)	(1,500,000)	(1,200)	(22,050)	20,850
						$(494,453)	$(613,925)	$119,472
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$81,250,807	$—	$—	$81,250,807
Put Options Purchased	164,940	—	—	164,940
Short-Term Investment	283,474	—	—	283,474
TOTAL INVESTMENTS	$81,699,221	$—	$—	$81,699,221
OTHER FINANCIAL INSTRUMENTS:
Written Options Contracts	$(494,453)	$—	$—	$(494,453)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(494,453)	$—	$—	$(494,453)
See accompanying notes to Schedule of Investments.

STATE STREET GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 7/31/26	Value at 7/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,505,627	$1,505,627	$23,669,620	$24,891,773	$—	$—	283,474	$283,474	$29,980
See accompanying notes to Schedule of Investments.

STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 41.2%
U.S. Treasury Bills 3.03%, 8/6/2026	$82,700,000	$82,675,236
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	21,839,202	10,843,249
0.13%, 2/15/2052	24,914,727	12,081,696
0.25%, 2/15/2050	19,698,321	10,457,039
0.63%, 2/15/2043	21,043,845	14,717,128
0.75%, 2/15/2042	26,067,624	19,153,595
0.75%, 2/15/2045	32,917,605	22,344,753
0.88%, 2/15/2047	21,167,153	14,167,523
1.00%, 2/15/2046	17,930,408	12,557,589
1.00%, 2/15/2048	14,266,560	9,654,449
1.00%, 2/15/2049	13,414,963	8,945,580
1.38%, 2/15/2044	29,989,170	23,470,040
1.50%, 2/15/2053	21,754,381	15,628,738
2.13%, 2/15/2054	22,571,518	18,692,920
2.38%, 2/15/2055	22,648,588	19,777,702
2.38%, 2/15/2056	12,819,616	11,207,900
U.S. Treasury Inflation-Indexed Notes:
1.38%, 7/15/2033	982	930
1.75%, 1/15/2034	63,497,890	61,230,817
1.88%, 7/15/2034	67,884,609	65,943,534
1.88%, 7/15/2035	72,886,199	70,093,178
1.88%, 1/15/2036	71,458,485	68,135,386
2.13%, 1/15/2035	70,761,498	69,553,578
2.38%, 7/15/2036	25,080,750	24,962,204
TOTAL U.S. TREASURY OBLIGATIONS (Cost $701,335,461)		666,294,764

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 21.1%
State Street SPDR Portfolio Emerging Markets ETF (a)	1,372,531	$69,903,004
State Street SPDR Portfolio S&P 500 ETF (a)	2,465,363	216,705,407
State Street SPDR S&P China ETF (a)	586,470	53,620,952
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $310,819,348)		340,229,363
SHORT-TERM INVESTMENT — 34.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.66% (b) (c) (Cost $556,134,154)	556,134,154	556,134,154
TOTAL INVESTMENTS — 96.8% (Cost $1,568,288,963)		1,562,658,281
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.2%		52,103,183
NET ASSETS — 100.0%		$1,614,761,464

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended July 31, 2026 are shown in the Affiliate Table below.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended July 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at July 31, 2026.
At July 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note Futures (long)	3,696	09/21/2026	$402,935,395	$399,168,000	$(3,767,395)
Eurex 10 Year Euro BUND Futures (long)	2,070	09/08/2026	299,543,266	296,180,406	(3,362,860)
Eurex EURO STOXX 50 Futures (long)	2,088	09/18/2026	150,979,549	153,101,582	2,122,033
FTSE 100 Index Futures (long)	447	09/18/2026	63,011,977	65,358,440	2,346,463
Long Gilt Futures (long)	877	09/28/2026	103,734,618	102,077,475	(1,657,143)
SFE 10 Year Australian Bond Futures (long)	1,971	09/15/2026	149,834,991	149,676,266	(158,725)
SFE S&P ASX Share Price Index 200 Futures (long)	392	09/17/2026	61,030,474	61,554,918	524,444
TSE TOPIX Futures (long)	311	09/10/2026	76,277,728	77,864,751	1,587,023
U.S. Treasury Bond Futures (long)	1,741	09/21/2026	192,747,347	188,572,063	(4,175,284)
					$(6,541,444)
See accompanying notes to Schedule of Investments.

STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS
Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid/Received	Unrealized Appreciation (Depreciation)	Value
Receive	Bloomberg Commodity Index Total Return Index	1 day USD SOFR	At Maturity	USD	$215,107	9/30/2026	Societe Generale SA	$—	$2,312,422	$2,312,422
Receive	Bloomberg Commodity Index Total Return Index	1 day USD SOFR	At Maturity	USD	$71,276	9/30/2026	Citibank NA	$—	$766,224	$766,224
Receive	Bloomberg Commodity Index Total Return Index	1 day USD SOFR	At Maturity	USD	$94,254	9/30/2026	BNP Paribas SA	$—	$1,013,240	$1,013,240
Receive	Bloomberg Commodity Index Total Return Index	1 day USD SOFR	At Maturity	USD	$136,641	9/30/2026	JPMorgan Securities LLC	$—	$1,468,904	$1,468,904
Receive	Bloomberg Commodity Index Total Return Index	1 day USD SOFR	At Maturity	USD	$115,307	9/30/2026	JPMorgan Securities LLC	$—	$1,239,562	$1,239,562
Receive	Bloomberg Commodity Index Total Return Index	1 day USD SOFR	At Maturity	USD	$89,602	9/30/2026	Bank of America NA	$—	$963,230	$963,230
Receive	Bloomberg Commodity Index Total Return Index	1 day USD SOFR	At Maturity	USD	$93,595	9/30/2026	BNP Paribas SA	$—	$1,006,156	$1,006,156
Receive	Bloomberg Commodity Index Total Return Index	1 day USD SOFR	At Maturity	USD	$241,201	9/30/2026	Goldman Sachs & Co. LLC	$—	$2,592,940	$2,592,940
Receive	Bloomberg Commodity Index Total Return Index	1 day USD SOFR	At Maturity	USD	$31,439	9/30/2026	Bank of America NA	$—	$680,550	$680,550
Receive	Bloomberg Commodity Index Total Return Index	1 day USD SOFR	At Maturity	USD	$14,699	9/30/2026	Goldman Sachs & Co. LLC	$—	$(6,281)	$(6,281)
Total								$—	$12,036,947	$12,036,947
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$666,294,764	$—	$666,294,764
Mutual Funds and Exchange Traded Products	340,229,363	—	—	340,229,363
Short-Term Investment	556,134,154	—	—	556,134,154
TOTAL INVESTMENTS	$896,363,517	$666,294,764	$—	$1,562,658,281
OTHER FINANCIAL INSTRUMENTS:
Total Return Swap Contracts - Unrealized Appreciation	$—	$12,043,228	$—	$12,043,228
Total Return Swap Contracts - Unrealized Depreciation	—	(6,281)	—	(6,281)
Futures Contracts - Unrealized Appreciation	6,579,963	—	—	6,579,963
Futures Contracts - Unrealized Depreciation	(13,121,407)	—	—	(13,121,407)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(6,541,444)	$12,036,947	$—	$5,495,503
See accompanying notes to Schedule of Investments.

STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 7/31/26	Value at 7/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	243,862,403	$243,862,403	$689,930,558	$377,658,807	$—	$—	556,134,154	$556,134,154	$10,492,860
State Street SPDR Portfolio Emerging Markets ETF	580,119	27,602,062	39,509,135	476,943	(14,341)	3,283,091	1,372,531	69,903,004	1,141,028
State Street SPDR Portfolio S&P 500 ETF	1,106,550	88,789,572	115,321,657	4,748,727	51,187	17,291,718	2,465,363	216,705,407	1,202,659
State Street SPDR S&P China ETF	185,344	18,886,554	39,221,115	727,578	(79,293)	(3,679,846)	586,470	53,620,952	631,901
Total		$379,140,591	$883,982,465	$383,612,055	$(42,447)	$16,894,963		$896,363,517	$13,468,448
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 42.3%
AEROSPACE & DEFENSE — 1.5%
AP Hermes Holdings SARL 6.50%, 7/25/2048 (a) (b)	$1,164,847	$1,340,214
Boeing Co.:
2.95%, 2/1/2030	130,000	121,618
3.25%, 2/1/2035	130,000	110,819
6.30%, 5/1/2029	2,863,000	2,965,495
Honeywell Aerospace, Inc.:
3.90%, 3/16/2028 (a)	540,000	533,747
4.00%, 3/16/2029 (a)	330,000	323,898
4.30%, 3/16/2031 (a)	700,000	680,589
Howmet Aerospace, Inc. 4.85%, 10/15/2031	1,845,000	1,831,956
RTX Corp.:
4.13%, 11/16/2028	3,961,000	3,919,093
6.10%, 3/15/2034	205,000	216,043
		12,043,472
AGRICULTURE — 0.8%
BAT Capital Corp. 6.00%, 2/20/2034	155,000	160,895
Imperial Brands Finance PLC 5.50%, 2/1/2030 (a)	258,000	261,457
Philip Morris International, Inc.:
4.90%, 11/1/2034	292,000	284,960
5.63%, 11/17/2029	217,000	222,262
5.63%, 9/7/2033	2,000,000	2,047,760
Reynolds American, Inc. 5.70%, 8/15/2035	3,925,000	3,972,453
		6,949,787
AIRLINES — 1.8%
AP Fides Holdings LLC Series A-1, 6.00%, 11/30/2048 (a) (b)	12,378,080	14,811,256
AUTO MANUFACTURERS — 1.4%
Daimler Truck Finance North America LLC 5.38%, 6/25/2034 (a)	150,000	148,083
General Motors Co. 5.00%, 4/1/2035	56,000	53,225
General Motors Financial Co., Inc.:
2.70%, 6/10/2031	1,100,000	981,365
5.45%, 7/15/2030	1,985,000	2,010,587
5.75%, 2/8/2031	2,463,000	2,514,624
6.15%, 7/15/2035	2,200,000	2,251,040
Stellantis Financial Services U.S. Corp. 5.40%, 6/15/2029 (a)	3,445,000	3,421,230
		11,380,154
Security Description	Principal Amount	Value
BANKS — 7.6%
Banco Santander SA:
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	$3,475,000	$3,126,180
4.55%, 11/6/2030	110,000	107,468
4.60%, 4/15/2029	3,555,000	3,525,245
5.44%, 7/15/2031	3,104,000	3,140,441
6.61%, 11/7/2028	3,975,000	4,129,628
Bank of America Corp.:
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	3,734,000	3,223,002
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	2,651,000	2,526,244
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	2,975,000	2,949,772
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	2,000,000	2,038,220
Barclays PLC 1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	175,000	176,244
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	2,000,000	1,837,320
2.64%, 9/30/2032	1,236,000	1,052,800
Goldman Sachs Group, Inc.:
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	200,000	175,760
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	2,067,000	2,051,187
HSBC Holdings PLC SOFR + 1.52%, 5.73%, 5/17/2032 (c)	750,000	764,633
JPMorgan Chase & Co. SOFR + 1.81%, 6.25%, 10/23/2034 (c)	4,925,000	5,175,978
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	2,224,000	2,167,977
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (c)	498,000	487,657
Morgan Stanley SOFR + 1.58%, 5.83%, 4/19/2035 (c)	4,925,000	5,016,703
Morgan Stanley Private Bank NA SOFR + 1.08%, 4.73%, 7/18/2031 (c)	1,662,000	1,640,776
PNC Financial Services Group, Inc. SOFR + 1.42%, 5.37%, 7/21/2036 (c)	184,000	181,713
Sumitomo Mitsui Financial Group, Inc.:
2.22%, 9/17/2031	409,000	355,323
3.04%, 7/16/2029	110,000	104,512
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. Bancorp:
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	$237,000	$231,558
SOFR + 1.30%, 5.08%, 5/15/2031 (c)	2,660,000	2,664,176
SOFR + 1.41%, 5.42%, 2/12/2036 (c)	238,000	237,538
Wells Fargo & Co.:
SOFR + 0.97%, 4.84%, 5/20/2032 (c)	6,035,000	5,954,252
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	5,025,000	5,034,748
SOFR + 1.74%, 5.61%, 4/23/2036 (c)	2,975,000	2,993,386
		63,070,441
BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc. 5.00%, 6/15/2034	3,592,000	3,560,821
Diageo Capital PLC 3.88%, 5/18/2028	150,000	148,307
Maple Parent Holdings Corp.:
4.75%, 3/26/2029 (a)	260,000	258,908
5.05%, 3/26/2031 (a)	480,000	475,949
		4,443,985
BIOTECHNOLOGY — 0.1%
Amgen, Inc.:
2.77%, 9/1/2053	30,000	16,717
5.25%, 3/2/2033	239,000	239,497
Gilead Sciences, Inc. 5.10%, 6/15/2035	400,000	395,600
Royalty Pharma PLC 5.20%, 9/25/2035	400,000	389,392
		1,041,206
COMMERCIAL SERVICES — 0.4%
Mobility Global, Inc. 5.05%, 6/15/2029 (a)	1,845,000	1,836,716
Verisk Analytics, Inc.:
5.25%, 6/5/2034	385,000	377,158
5.50%, 6/15/2045	50,000	45,749
5.75%, 4/1/2033	750,000	763,342
		3,022,965
COMPUTERS — 0.4%
International Business Machines Corp. 2.85%, 5/15/2040	50,000	34,777
Leidos, Inc. 2.30%, 2/15/2031	4,025,000	3,553,310
		3,588,087
CONSTRUCTION MATERIALS — 0.1%
Carlisle Cos., Inc.:
5.25%, 9/15/2035	19,000	18,556
5.55%, 9/15/2040	56,000	53,991
Security Description	Principal Amount	Value
Carrier Global Corp. 5.90%, 3/15/2034	$197,000	$203,735
Owens Corning 3.95%, 8/15/2029	181,000	176,468
		452,750
DIVERSIFIED FINANCIAL SERVICES — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	975,000	936,936
3.40%, 10/29/2033	130,000	113,610
3.88%, 1/23/2028	500,000	493,730
5.38%, 12/15/2031	861,000	863,497
AP Bosphorus Holdings Ltd. 3 mo. USD Term SOFR + 2.60%, 6.26%, 12/15/2037 (a) (b) (c)	4,500,000	4,511,475
AP Kona Holdings LP 6.38%, 5/28/2061 (b) (c)	10,000,000	10,000,000
AP Mercury Holdings LLC 6.30%, 4/15/2061 (b)	5,000,000	5,050,000
Blackrock, Inc. 4.75%, 5/25/2033	75,000	73,745
Charles Schwab Corp. 4.00%, 2/1/2029	329,000	324,641
Jefferies Financial Group, Inc. 5.13%, 4/28/2031	2,140,000	2,095,338
Sumisho Air Lease Corp.:
4.40%, 3/24/2028 (a)	410,000	407,232
4.50%, 3/24/2029 (a)	410,000	405,146
4.85%, 3/24/2031 (a)	455,000	446,127
		25,721,477
ELECTRIC — 2.2%
AEP Texas, Inc. 3.95%, 6/1/2028	1,000,000	986,430
AEP Transmission Co. LLC 5.40%, 3/15/2053	2,500,000	2,270,025
American Electric Power Co., Inc.:
5.63%, 3/1/2033	250,000	255,230
5.95%, 11/1/2032	1,120,000	1,165,013
Duke Energy Corp. 2.45%, 6/1/2030	268,000	244,797
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	128,000	128,195
Emera U.S. Finance LP 2.64%, 6/15/2031	100,000	89,065
Exelon Corp. 4.05%, 4/15/2030	165,000	159,812
FirstEnergy Transmission LLC:
4.55%, 1/15/2030	168,000	165,692
4.75%, 1/15/2033	3,025,000	2,924,963
Georgia Power Co.:
4.55%, 3/15/2030	199,000	197,304
4.70%, 5/15/2032	57,000	56,391
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
NRG Energy, Inc.:
4.73%, 10/15/2030 (a)	$192,000	$187,653
5.41%, 10/15/2035 (a)	99,000	94,953
Ohio Power Co. 5.65%, 6/1/2034	136,000	137,700
Pacific Gas & Electric Co.:
3.30%, 3/15/2027	1,500,000	1,487,625
4.20%, 3/1/2029	108,000	106,110
5.55%, 5/15/2029	1,760,000	1,786,101
6.15%, 1/15/2033	2,000,000	2,063,660
6.15%, 3/1/2055	2,000,000	1,875,000
Southern California Edison Co. 5.65%, 10/1/2028	140,000	142,290
Southern Co. 5 yr. CMT + 1.99%, 6.00%, 4/1/2058 (c)	2,000,000	1,983,360
		18,507,369
FOOD — 0.5%
J.M. Smucker Co.:
2.13%, 3/15/2032	263,000	224,252
4.25%, 3/15/2035	193,000	176,678
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
5.63%, 3/10/2037 (a)	3,000,000	2,933,040
5.95%, 4/20/2035	852,000	862,267
Sysco Corp. 4.45%, 3/15/2048	13,000	10,090
		4,206,327
GAS — 0.1%
NiSource, Inc. 5 yr. CMT + 2.04%, 5.75%, 7/15/2056 (c)	863,000	850,184
HEALTH CARE SERVICES — 1.5%
Centene Corp. 2.45%, 7/15/2028	2,070,000	1,963,995
Cigna Group 3.05%, 10/15/2027	20,000	19,673
Elevance Health, Inc. 5.50%, 10/15/2032	99,000	100,610
HCA, Inc.:
3.13%, 3/15/2027	86,000	85,288
5.50%, 3/1/2032	496,000	501,188
5.50%, 6/1/2033	3,000,000	3,012,930
5.60%, 4/1/2034	4,925,000	4,949,083
5.75%, 3/1/2035	35,000	35,306
Horseshoe Funding Trust II 6.89%, 11/15/2055 (a)	1,700,000	1,695,019
UnitedHealth Group, Inc.:
4.80%, 1/15/2030	99,000	99,095
5.30%, 6/15/2035	71,000	71,017
		12,533,204
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.0% *
Haleon U.S. Capital LLC:
3.63%, 3/24/2032	$263,000	$243,859
4.00%, 3/24/2052	11,000	8,164
		252,023
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	517,000	533,203
INSURANCE — 0.7%
Arthur J Gallagher & Co. 5.00%, 2/15/2032	389,000	385,682
Athene Global Funding:
5.13%, 6/1/2029 (a)	1,500,000	1,497,915
5.52%, 3/25/2027 (a)	2,330,000	2,343,584
5.58%, 1/9/2029 (a)	51,000	51,433
Athene Holding Ltd. 6.65%, 2/1/2033	157,000	163,644
Corebridge Financial, Inc. 3.90%, 4/5/2032	480,000	444,936
Lincoln National Corp.:
3.05%, 1/15/2030	11,000	10,318
5.85%, 3/15/2034	93,000	93,488
Marsh & McLennan Cos., Inc. 4.65%, 3/15/2030	75,000	74,497
Massachusetts Mutual Life Insurance Co. 5.95%, 6/1/2056 (a)	1,165,000	1,095,857
		6,161,354
INTERNET — 0.8%
Airbnb, Inc.:
4.40%, 3/16/2029	610,000	604,419
4.65%, 3/16/2031	735,000	724,607
Amazon.com, Inc.:
3.85%, 3/13/2028	225,000	222,887
4.00%, 3/13/2029	470,000	462,198
4.25%, 3/13/2031	485,000	470,494
Expedia Group, Inc.:
2.95%, 3/15/2031	1,659,000	1,508,180
3.25%, 2/15/2030	1,013,000	954,560
Meta Platforms, Inc.:
4.55%, 5/15/2031	305,000	297,579
4.88%, 5/15/2033	445,000	431,703
5.25%, 5/15/2036	275,000	263,654
6.30%, 5/15/2056	490,000	449,462
		6,389,743
INVESTMENT COMPANY SECURITIES — 1.1%
ARES Capital Corp.:
2.88%, 6/15/2028	104,000	99,769
5.88%, 3/1/2029	259,000	260,238
Blackstone Private Credit Fund 6.00%, 1/29/2032	203,000	198,420
Blue Owl Credit Income Corp. 7.75%, 9/16/2027	5,022,000	5,124,650
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	$1,910,000	$1,886,125
FS KKR Capital Corp. 2.63%, 1/15/2027	1,350,000	1,328,130
		8,897,332
IRON/STEEL — 1.2%
ArcelorMittal SA:
5.38%, 5/19/2036	5,000,000	4,859,600
6.00%, 6/17/2034	3,746,000	3,855,046
6.80%, 11/29/2032	1,000,000	1,084,650
Vale Overseas Ltd. 6.40%, 6/28/2054	35,000	34,808
		9,834,104
IT SERVICES — 0.5%
CGI, Inc. 4.95%, 3/14/2030	117,000	115,638
Leidos, Inc. 5.40%, 3/15/2032	354,000	355,363
NetApp, Inc. 5.50%, 3/17/2032	3,912,000	3,947,951
		4,418,952
LEISURE TIME — 0.8%
Carnival Corp. Ltd. 6.13%, 2/15/2033 (a)	5,000,000	5,001,300
Royal Caribbean Cruises Ltd.:
5.25%, 2/27/2038	1,500,000	1,408,965
5.38%, 1/15/2036	591,000	572,324
		6,982,589
LODGING — 0.6%
Hyatt Hotels Corp.:
4.38%, 9/15/2028	38,000	37,649
5.75%, 3/30/2032	2,506,000	2,550,632
Las Vegas Sands Corp. 6.00%, 6/14/2030	500,000	509,385
Sands China Ltd.:
2.85%, 3/8/2029	194,000	182,963
5.40%, 8/8/2028	2,066,000	2,077,363
		5,357,992
MACHINERY-DIVERSIFIED — 0.0% *
Ingersoll Rand, Inc.:
5.31%, 6/15/2031	100,000	101,190
5.45%, 6/15/2034	47,000	47,222
		148,412
MEDIA — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	3,545,000	3,287,846
5.85%, 12/1/2035	2,000,000	1,868,320
6.65%, 2/1/2034	284,000	282,418
Security Description	Principal Amount	Value
Paramount Global 2.90%, 1/15/2027	$1,000,000	$990,560
Space Exploration Technologies Corp. 5.35%, 7/15/2031 (a)	3,000,000	2,920,770
		9,349,914
MINING — 1.8%
Anglo American Capital PLC 4.63%, 3/19/2031 (a)	2,500,000	2,441,450
Glencore Canada Corp. 6.20%, 6/15/2035	2,743,000	2,806,802
Southern Copper Corp. 5.35%, 6/24/2036	10,000,000	9,732,600
		14,980,852
OIL & GAS — 1.0%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	698,000	697,560
Diamondback Energy, Inc. 5.40%, 4/18/2034	357,000	356,075
Eni SpA 5.25%, 5/18/2036 (a)	5,000,000	4,827,900
Ovintiv, Inc. 6.25%, 7/15/2033	779,000	810,628
Patterson-UTI Energy, Inc. 6.05%, 5/15/2036	275,000	270,322
Permian Resources Operating LLC 6.25%, 2/1/2033 (a)	1,500,000	1,526,805
		8,489,290
PHARMACEUTICALS — 2.7%
AbbVie, Inc. 4.50%, 5/14/2035	5,439,000	5,138,169
Bayer U.S. Finance LLC:
6.38%, 11/21/2030 (a)	5,675,000	5,921,182
6.88%, 11/21/2053 (a)	1,000,000	1,031,480
CVS Health Corp.:
4.88%, 7/20/2035	3,071,000	2,916,959
5.30%, 6/1/2033	2,500,000	2,492,200
5.55%, 6/1/2031	2,136,000	2,179,574
Eli Lilly & Co.:
4.90%, 2/12/2032	179,000	179,578
5.55%, 3/15/2037	20,000	20,475
Novartis Capital Corp. 4.10%, 3/16/2029	470,000	464,539
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	199,000	194,244
Pfizer, Inc. 4.00%, 12/15/2036	31,000	27,824
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	2,000,000	1,626,260
Zoetis, Inc. 5.00%, 8/17/2035	500,000	484,415
		22,676,899
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 1.7%
AP Chia Issuer LLC 7.25%, 5/23/2050 (a) (b)	$5,053,538	$5,078,806
Energy Transfer LP:
3.75%, 5/15/2030	168,000	160,863
5.25%, 7/1/2029	3,121,000	3,156,517
6.20%, 4/1/2055	1,000,000	948,970
Enterprise Products Operating LLC:
4.25%, 2/15/2048	2,000,000	1,568,260
4.85%, 1/31/2034	185,000	180,564
5.35%, 1/31/2033	78,000	78,993
Kinder Morgan, Inc. 4.80%, 2/1/2033	279,000	271,849
ONEOK, Inc.:
5.05%, 11/1/2034	863,000	830,758
6.10%, 11/15/2032	2,000,000	2,077,980
Williams Cos., Inc. 5.60%, 3/15/2035	145,000	145,194
		14,498,754
PRIVATE CREDIT SECURITIES — 0.4%
AGL Energy Ltd. 7.91%, 12/8/2035 (b)	2,000,000	2,274,200
AP Oryx Holdings LLC 6.10%, 9/8/2043 (a) (b)	1,394,921	1,419,332
		3,693,532
REAL ESTATE INVESTMENT TRUSTS — 1.5%
COPT Defense Properties LP 2.75%, 4/15/2031	660,000	592,601
Digital Realty Trust LP 3.60%, 7/1/2029	160,000	154,494
Essex Portfolio LP 3.00%, 1/15/2030	65,000	60,974
Public Storage Operating Co. 5.00%, 12/15/2035	485,000	471,274
SBA Communications Corp.:
3.13%, 2/1/2029	3,500,000	3,344,810
3.88%, 2/15/2027	2,000,000	1,988,180
4.88%, 1/15/2030	2,500,000	2,490,700
5.15%, 7/15/2031	2,850,000	2,832,387
Store Capital LLC 4.95%, 2/11/2031	300,000	292,953
UDR, Inc. Series MTN, 3.20%, 1/15/2030	162,000	153,024
		12,381,397
RETAIL — 0.1%
AutoNation, Inc.:
3.85%, 3/1/2032	109,000	100,877
5.89%, 3/15/2035	132,000	132,310
AutoZone, Inc.:
4.50%, 2/1/2028	100,000	99,854
6.55%, 11/1/2033	54,000	57,617
Security Description	Principal Amount	Value
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	$112,000	$101,220
O'Reilly Automotive, Inc. 5.00%, 8/19/2034	372,000	360,974
		852,852
SEMICONDUCTORS — 0.8%
Intel Corp.:
1.60%, 8/12/2028	57,000	53,610
3.90%, 3/25/2030	2,875,000	2,764,485
4.15%, 8/5/2032	152,000	143,131
4.65%, 6/1/2031	115,000	112,448
5.30%, 5/15/2036	290,000	280,064
6.13%, 5/15/2056	630,000	590,373
Marvell Technology, Inc.:
2.95%, 4/15/2031	2,455,000	2,226,906
5.95%, 9/15/2033	199,000	203,657
		6,374,674
SHIPBUILDING — 0.6%
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	4,760,000	4,621,198
SOFTWARE — 1.6%
MSCI, Inc.:
4.00%, 11/15/2029 (a)	324,000	312,560
5.25%, 9/1/2035	148,000	141,997
Oracle Corp.:
4.80%, 8/3/2028	3,200,000	3,171,168
4.95%, 2/4/2031	1,550,000	1,480,715
5.35%, 5/4/2033	265,000	249,542
5.70%, 2/4/2036	370,000	342,798
ROBLOX Corp. 3.88%, 5/1/2030 (a)	1,190,000	1,111,972
ServiceNow, Inc.:
4.25%, 5/15/2028	2,000,000	1,989,320
5.05%, 5/15/2033	750,000	739,822
Synopsys, Inc.:
5.00%, 4/1/2032	1,000,000	989,200
5.15%, 4/1/2035	1,375,000	1,334,932
Workday, Inc.:
3.70%, 4/1/2029	1,109,000	1,076,340
3.80%, 4/1/2032	56,000	51,873
		12,992,239
TELECOMMUNICATIONS — 1.2%
AT&T Mobility II LLC 6.80%, 12/31/2049 (b)	12,000,000	—
AT&T, Inc.:
2.55%, 12/1/2033	306,000	251,991
3.10%, 2/1/2043	25,000	17,031
4.70%, 8/15/2030	2,525,000	2,492,705
5.38%, 8/15/2035	121,000	118,432
Deutsche Telekom International Finance BV 4.75%, 6/21/2038 (a)	231,000	214,172
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
NTT Finance Corp. 4.74%, 3/31/2028 (a)	$2,500,000	$2,499,150
T-Mobile USA, Inc.:
2.25%, 11/15/2031	205,000	177,887
4.70%, 1/15/2035	71,000	66,715
5.05%, 7/15/2033	2,000,000	1,955,560
5.75%, 1/15/2054	500,000	446,770
Verizon Communications, Inc. 5 yr. CMT + 2.04%, 6.20%, 5/14/2056 (c)	2,000,000	1,956,620
		10,197,033
TOTAL CORPORATE BONDS & NOTES (Cost $359,797,571)		352,707,002
ASSET-BACKED SECURITIES — 9.4%
AUTOMOBILE — 0.4%
Luxury Lease Partners Auto Lease Trust Series 2025-A, Class A, 5.51%, 3/15/2032 (a)	676,500	673,836
MP LLC Series 2025-1A, Class A, 5.55%, 11/15/2065 (a)	975,169	942,276
Research-Driven Pagaya Motor Asset Trust Series 2026-R1A, Class B, 6.21%, 7/25/2034 (a)	1,750,000	1,757,919
		3,374,031
HOME EQUITY ABS — 2.2%
RCKT Mortgage Trust:
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (d)	2,314,260	2,275,841
Series 2025-CES8, Class M1, 5.90%, 8/25/2055 (a) (c)	3,000,000	2,990,273
Series 2025-CES7, Class M1, 6.17%, 7/25/2055 (a) (c)	3,000,000	3,013,157
Series 2024-CES9, Class M1, 6.28%, 12/25/2044 (a) (c)	750,000	752,068
Series 2025-CES1, Class M1, 6.31%, 1/25/2045 (a) (c)	2,000,000	2,011,726
Series 2024-CES2, Class M2, 6.77%, 4/25/2044 (a) (c)	1,000,000	1,005,844
Series 2024-CES3, Class M2, 7.01%, 5/25/2044 (a) (c)	1,100,000	1,108,701
Series 2023-CES3, Class M2, 8.62%, 11/25/2043 (a) (c)	1,000,000	1,006,508
Towd Point Mortgage Trust Series 2025-CES4, Class A1A, 5.09%, 10/25/2065 (a) (d)	4,100,242	4,054,594
		18,218,712
Security Description	Principal Amount	Value
OTHER ABS — 6.0%
Antares CLO Ltd. Series 2018-3A, Class DR, 3 mo. USD Term SOFR + 3.85%, 7.58%, 7/20/2036 (a) (c)	$2,000,000	$1,984,290
Carlyle U.S. CLO Ltd.:
Series 2024-7A, Class C, 3 mo. USD Term SOFR + 1.95%, 5.70%, 1/15/2037 (a) (c)	2,000,000	2,003,712
Series 2024-8A, Class C, 3 mo. USD Term SOFR + 1.95%, 5.76%, 1/25/2037 (a) (c)	2,000,000	2,003,026
Series 2025-1A, Class C, 3 mo. USD Term SOFR + 1.95%, 5.76%, 4/25/2038 (a) (c)	2,000,000	2,003,642
Series 2024-3A, Class D1, 3 mo. USD Term SOFR + 3.45%, 7.26%, 7/25/2036 (a) (c)	1,000,000	1,000,000
Iskandar Enterprise LLC Series 2026-1A, Class A21, 5.05%, 4/17/2056 (a)	5,777,778	5,670,578
Pagaya AI Debt Grantor Trust Series 2026-1, Class B, 5.37%, 9/15/2033 (a)	499,674	496,593
Pagaya AI Debt Trust:
Series 2026-R1, Class B, 5.28%, 12/15/2033 (a)	5,000,000	4,976,696
Series 2026-R1, Class C, 5.41%, 12/15/2033 (a)	2,305,159	2,293,734
PK ALIFT Loan Funding 3 LP:
Series 2024-1, Class C, 6.55%, 9/15/2039 (a)	1,091,138	1,111,378
Series 2024-1, Class D, 7.49%, 9/15/2039 (a)	1,150,927	1,178,691
PK ALIFT Loan Funding 4 LP Series 2024-2, Class D, 6.41%, 10/15/2039 (a)	365,494	361,721
PK ALIFT Loan Funding 6 LP Series 2025-1, Class D, 7.33%, 11/15/2042 (a)	827,777	837,439
PK ALIFT Loan Funding 7 LP:
Series 2025-2, Class C, 5.34%, 3/15/2043 (a)	3,743,748	3,681,904
Series 2025-2, Class D, 6.01%, 3/15/2043 (a)	680,681	663,084
PK ALIFT Loan Funding 8 LP Series 2026-1, Class D, 5.60%, 9/15/2043 (a)	963,977	934,122
PK ALIFT Loan Funding 9 LP:
Series 2026-2, Class C, 5.65%, 2/15/2044 (a) (e)	1,503,000	1,498,326
Series 2026-2, Class D, 6.29%, 2/15/2044 (a) (e)	1,935,000	1,934,977
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Rad CLO 25 Ltd. Series 2024-25A, Class D1, 3 mo. USD Term SOFR + 3.15%, 6.88%, 7/20/2037 (a) (c)	$1,250,000	$1,225,437
Rad CLO 26 Ltd. Series 2024-26A, Class D1, 3 mo. USD Term SOFR + 2.95%, 6.68%, 10/20/2037 (a) (c)	2,000,000	1,984,004
RR 39 Ltd. Series 2025-39A, Class B, 3 mo. USD Term SOFR + 1.85%, 5.60%, 4/15/2038 (a) (c)	5,000,000	5,008,620
SunStrong Issuer LLC Series 2025-A, Class A, 6.19%, 6/21/2055 (a)	101,632	98,356
Trackside Rail LLC:
Series 2026-1A, Class A, 4.89%, 3/20/2056 (a)	4,122,761	4,022,352
Series 2026-2A, Class A, 5.69%, 8/21/2056 (a) (e)	3,294,118	3,293,616
		50,266,298
STUDENT LOAN ABS — 0.8%
Ascent Education Funding Trust Series 2024-A, Class C, 8.01%, 10/25/2050 (a)	5,595,000	5,087,018
Navient Education Loan Trust Series 2026-A, Class D, 5.97%, 9/15/2056 (a)	1,976,000	1,946,203
		7,033,221
TOTAL ASSET-BACKED SECURITIES (Cost $80,219,087)		78,892,262
U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.2%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051	2,119,709	1,666,819
2.50%, 5/1/2051	2,607,291	2,125,895
5.00%, 12/1/2054	21,626,418	20,949,729
5.00%, 5/1/2055	6,355,283	6,136,925
5.00%, 7/1/2055	2,780,695	2,699,986
5.50%, 1/1/2055	20,965,530	21,012,710
5.50%, 4/1/2055	8,800,836	8,726,917
5.50%, 12/1/2055	11,155,373	11,045,064
Federal National Mortgage Association:
4.50%, 10/1/2054	3,635,996	3,424,898
4.50%, 4/1/2055	24,256,664	22,783,378
4.50%, 9/1/2055	19,176,063	18,011,359
5.00%, 9/1/2053	19,143,121	18,571,734
5.00%, 11/1/2054	17,172,748	16,629,484
5.50%, 2/1/2055	2,306,624	2,289,865
Security Description	Principal Amount	Value
5.50%, 3/1/2056	$3,824,971	$3,785,888
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $165,566,537)		159,860,651
U.S. TREASURY OBLIGATIONS — 15.3%
U.S. Treasury Bonds:
4.63%, 2/15/2055	38,277,000	34,622,743
4.75%, 8/15/2055	42,885,000	39,608,318
U.S. Treasury Notes:
3.88%, 6/30/2030	5,992,000	5,881,522
4.63%, 2/15/2035	47,786,000	47,681,468
TOTAL U.S. TREASURY OBLIGATIONS (Cost $134,069,704)		127,794,051
MORTGAGE-BACKED SECURITIES — 9.2%
A&D Mortgage Trust:
Series 2025-NQM4, Class A1, CMO, 5.23%, 10/25/2070 (a) (d)	1,358,870	1,346,294
Series 2025-NQM4, Class A1A, CMO, 5.23%, 10/25/2070 (a) (d)	9,783,862	9,711,902
ACRES LLC Series 2025-FL3, Class C, 1 mo. USD Term SOFR + 3.04%, 6.71%, 8/18/2040 (a) (c)	4,000,000	3,938,651
Angel Oak Mortgage Trust:
Series 2025-5, Class A1, CMO, 5.57%, 4/25/2070 (a) (d)	5,685,082	5,683,605
Series 2024-7, Class M1, CMO, VRN, 6.16%, 5/25/2069 (a) (c)	1,000,000	1,000,340
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class B, 1 mo. USD Term SOFR + 2.29%, 5.96%, 1/20/2043 (a) (c)	1,000,000	1,001,824
BDS LLC Series 2026-FL18, Class B, 1 mo. USD Term SOFR + 1.70%, 5.42%, 2/19/2044 (a) (c) (e)	3,938,000	3,938,038
Bridge Commercial Mortgage Trust Series 2026-MF, Class C, 1 mo. USD Term SOFR + 1.85%, 5.53%, 6/15/2039 (a) (c)	872,000	875,268
Cross Mortgage Trust Series 2026-NQM5, Class A1, CMO, VRN, 5.09%, 3/25/2071 (a) (c)	983,524	972,552
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
D2 Multifamily Credit Issuer Ltd. Series 2026-FL1, Class B, 1 mo. USD Term SOFR + 1.90%, 5.57%, 11/19/2043 (a) (c)	$800,000	$800,132
Dwight Issuer LLC Series 2026-FL2, Class B, 1 mo. USD Term SOFR + 2.00%, 5.60%, 1/18/2044 (a) (c)	6,634,146	6,630,002
Ellington Financial Mortgage Trust Series 2025-NQM3, Class A1, CMO, 5.49%, 8/25/2070 (a) (d)	4,586,592	4,574,458
Greystone CRE Notes HC-4 LLC Series 2025-HC4, Class AS, 1 mo. USD Term SOFR + 2.24%, 5.92%, 10/15/2042 (a) (c)	1,000,000	999,993
JP Morgan Mortgage Trust Series 2025-NQM3, Class A1, CMO, VRN, 5.50%, 11/25/2065 (a) (c)	3,908,973	3,895,726
LoanCore Issuer LLC Series 2025-CRE9, Class C, 1 mo. USD Term SOFR + 2.20%, 5.87%, 8/18/2042 (a) (c)	3,000,000	2,994,380
MF1:
Series 2024-FL15, Class C, 1 mo. USD Term SOFR + 2.94%, 6.61%, 8/18/2041 (a) (c)	1,500,000	1,505,160
Series 2024-FL16, Class C, 1 mo. USD Term SOFR + 2.54%, 6.21%, 11/18/2039 (a) (c)	2,000,000	2,006,992
MF1 LLC Series 2025-FL17, Class D, 1 mo. USD Term SOFR + 2.74%, 6.41%, 2/18/2040 (a) (c)	2,000,000	1,994,718
MFA Trust Series 2025-NQM1, Class M1, CMO, 6.29%, 3/25/2070 (a) (c)	500,000	500,529
NYMT Loan Trust Series 2025-CP1, Class A2, CMO, 3.75%, 11/25/2069 (a) (c)	350,000	328,062
PFP Ltd.:
Series 2024-11, Class B, 1 mo. USD Term SOFR + 2.49%, 6.16%, 9/17/2039 (a) (c)	2,986,590	2,986,650
Series 2024-11, Class C, 1 mo. USD Term SOFR + 2.99%, 6.66%, 9/17/2039 (a) (c)	5,853,748	5,854,967
PRKCM Trust Series 2026-AFC1, Class M1, CMO, VRN, 5.50%, 2/25/2061 (a) (c)	3,000,000	2,946,754
Security Description	Principal Amount	Value
PRPM Trust Series 2025-NQM3, Class A1, 5.61%, 5/25/2070 (a) (c)	$4,142,502	$4,139,823
Verus Securitization Trust:
Series 2024-1, Class M1, 6.67%, 1/25/2069 (a) (c)	1,000,000	1,001,891
Series 2024-7, Class M1, CMO, VRN, 5.60%, 9/25/2069 (a) (c)	2,000,000	1,992,528
Series 2024-INV1, Class M1, CMO, VRN, 6.80%, 3/25/2069 (a) (c)	3,000,000	3,024,467
TOTAL MORTGAGE-BACKED SECURITIES (Cost $77,230,222)		76,645,706

Shares
PREFERRED STOCKS — 1.4%
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T Mobility II LLC 6.80%, 3/15/2028 (Cost $12,000,000)	12,000	11,994,915

Principal Amount
SENIOR FLOATING RATE LOANS — 1.3%
DIVERSIFIED FINANCIAL SERVICES — 1.3%
VCI Asset Holdings 2 LLC Fixed Term Loan 7.38%, 2/18/2031 (Cost $10,806,876)	$10,500,000	10,867,500

	Shares
SHORT-TERM INVESTMENT — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.66% (f) (g) (Cost $16,139,734)	16,139,734	16,139,734
TOTAL INVESTMENTS — 100.1% (Cost $855,829,731)		834,901,821
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(520,381)
NET ASSETS — 100.0%		$834,381,440

See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 27.5% of net assets as of July 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of July 31, 2026, total aggregate fair value of the securities is $44,485,283,
representing 5.30% of the Fund's net assets.

(c)
Variable Rate Security - Interest rate shown is rate in effect at July 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of July 31, 2026. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended July 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at July 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
At July 31, 2026, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	EUR 14,491,782	USD 16,843,892	09/09/2026	$146,655

EUR	Euro
At July 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Note Futures (long)	1,282	09/30/2026	$136,758,707	$135,861,954	$(896,753)
Ultra U.S. Treasury Bond Futures (long)	18	09/21/2026	2,047,603	1,974,375	(73,228)
					$(969,981)
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$308,221,719	$44,485,283	$352,707,002
Asset-Backed Securities	—	78,892,262	—	78,892,262
U.S. Government Agency Obligations	—	159,860,651	—	159,860,651
U.S. Treasury Obligations	—	127,794,051	—	127,794,051
Mortgage-Backed Securities	—	76,645,706	—	76,645,706
Preferred Stocks	—	11,994,915	—	11,994,915
Senior Floating Rate Loans	—	10,867,500	—	10,867,500
Short-Term Investment	16,139,734	—	—	16,139,734
TOTAL INVESTMENTS	$16,139,734	$774,276,804	$44,485,283	$834,901,821
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$146,655	$—	$146,655
Futures Contracts - Unrealized Depreciation	(969,981)	—	—	(969,981)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(969,981)	$146,655	$—	$(823,326)
The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions for the period ended July 31, 2026.
	Beginning Value at October 31, 2025	Transfers into Level 3*	Purchases	Sales	Net realized gain/(loss)	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Ending Value at July 31, 2026
Corporate Bonds & Notes	$12,545,257	$—	$52,271,728	$19,893,332	$(15,487)	$(422,883)	$—	$44,485,283
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2026**	$(382,147)

*
Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

**	Net unrealized depreciation is included in the related amounts on investments in the Fund's Statement of Operations.
Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of July 31, 2026.
Type of Investment	Fair Value as of July 31, 2026	Valuation Technique	Unobservable Input	Range (Weighted Avg)(a) (b)	Impact to Valuation from an Increase to Input
Corporate Bonds & Notes	$36,486,323	Transaction Approach	Recent Transactions	100.00%–115.00%; (101.86%)	Increase
Corporate Bonds & Notes	$7,998,960	Discounted Cash Flow	Discount Rate (Mid)	4.87%–7.22%; (5.59%)	Decrease

(a)	Represents the range and weighted average of the unobservable input values.
(b)	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 7/31/26	Value at 7/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$134,605,288	$118,465,554	$—	$—	16,139,734	$16,139,734	$246,938
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,462,366	5,462,366	298,943,217	304,405,583	—	—	—	—	365,928
Total		$5,462,366	$433,548,505	$422,871,137	$—	$—		$16,139,734	$612,866
See accompanying notes to Schedule of Investments.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 33.4%
AEROSPACE & DEFENSE — 1.1%
Boeing Co.:
2.70%, 2/1/2027	$60,000	$59,497
6.26%, 5/1/2027	95,000	96,062
Honeywell Aerospace, Inc. 4.30%, 3/16/2031 (a)	504,000	490,024
		645,583
AGRICULTURE — 0.1%
BAT Capital Corp. 2.26%, 3/25/2028	39,000	37,531
AIRLINES — 1.2%
AP Fides Holdings LLC Series A-1, 6.00%, 11/30/2048 (a) (b)	596,534	713,795
AUTO MANUFACTURERS — 0.1%
General Motors Co. 5.00%, 10/1/2028	34,000	34,105
General Motors Financial Co., Inc. 4.35%, 1/17/2027	39,000	38,976
		73,081
BANKS — 5.1%
Banco Santander SA:
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	400,000	359,848
3.80%, 2/23/2028	600,000	591,402
Bank of America Corp.:
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	383,000	382,364
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	120,000	120,343
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	34,000	34,650
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	53,000	53,911
Goldman Sachs Group, Inc. SOFR + 1.85%, 3.62%, 3/15/2028 (c)	34,000	33,812
JPMorgan Chase & Co.:
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	159,000	155,885
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	199,000	198,594
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	152,000	151,704
M&T Bank Corp. Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	200,000	200,116
Morgan Stanley Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	219,000	215,976
Security Description	Principal Amount	Value
Morgan Stanley Private Bank NA SOFR + 0.77%, 4.47%, 7/6/2028 (c)	$400,000	$399,280
U.S. Bancorp Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	79,000	78,121
U.S. Bank NA SOFR + 0.91%, 4.73%, 5/15/2028 (c)	150,000	150,141
		3,126,147
CHEMICALS — 0.0% *
Ecolab, Inc. 1.65%, 2/1/2027	16,000	15,798
CONSTRUCTION MATERIALS — 0.1%
Carrier Global Corp. 2.49%, 2/15/2027	37,000	36,629
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	34,000	33,699
		70,328
DIVERSIFIED FINANCIAL SERVICES — 4.6%
Aircastle Ltd. 2.85%, 1/26/2028 (a)	38,000	36,875
AP Bosphorus Holdings Ltd. 3 mo. USD Term SOFR + 2.60%, 6.26%, 12/15/2037 (a) (b) (c)	1,000,000	1,002,550
AP Kona Holdings LP 6.38%, 5/28/2061 (b) (c)	1,250,000	1,250,000
Avolon Holdings Funding Ltd. 2.75%, 2/21/2028 (a)	45,000	43,570
Charles Schwab Corp. 3.20%, 1/25/2028	36,000	35,303
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	20,000	20,286
Sumisho Air Lease Corp. Series MTN, 5.20%, 7/15/2031	403,000	400,465
		2,789,049
ELECTRIC — 1.6%
AEP Transmission Co. LLC 3.10%, 12/1/2026	50,000	49,794
Dominion Energy, Inc. Series B, 3.60%, 3/15/2027	43,000	42,780
DTE Energy Co. 4.95%, 7/1/2027	37,000	37,147
Duke Energy Corp.:
4.30%, 3/15/2028	29,000	28,852
4.85%, 1/5/2027	37,000	37,080
Entergy Louisiana LLC 3.12%, 9/1/2027	35,000	34,498
Georgia Power Co. 3.25%, 3/30/2027	20,000	19,859
Jersey Central Power & Light Co. 4.40%, 1/15/2031	302,000	293,879
See accompanying notes to Schedule of Investments.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Pacific Gas & Electric Co. 2.10%, 8/1/2027	$39,000	$37,936
Sempra 3.70%, 4/1/2029	243,000	236,298
Southern California Edison Co. 5.85%, 11/1/2027	157,000	159,090
		977,213
FOOD — 0.1%
Campbell's Co. 5.20%, 3/19/2027	49,000	49,190
Conagra Brands, Inc. 1.38%, 11/1/2027	17,000	16,301
		65,491
HEALTH CARE SERVICES — 1.3%
Centene Corp. 2.45%, 7/15/2028	424,000	402,287
HCA, Inc. 5.00%, 3/1/2028	344,000	345,493
UnitedHealth Group, Inc. 5.25%, 2/15/2028	18,000	18,203
		765,983
INSURANCE — 0.7%
Athene Global Funding 5.52%, 3/25/2027 (a)	403,000	405,349
Progressive Corp. 2.50%, 3/15/2027	9,000	8,902
		414,251
INTERNET — 0.1%
Expedia Group, Inc. 4.63%, 8/1/2027	17,000	17,001
Meta Platforms, Inc. 3.50%, 8/15/2027	37,000	36,700
		53,701
INVESTMENT COMPANY SECURITIES — 1.5%
Blue Owl Credit Income Corp. 7.75%, 9/16/2027	495,000	505,118
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	385,000	380,187
		885,305
IRON/STEEL — 0.3%
ArcelorMittal SA 6.55%, 11/29/2027	157,000	160,515
LEISURE TIME — 0.1%
Carnival Corp. Ltd. 4.00%, 8/1/2028 (a)	78,000	76,398
LODGING — 1.1%
Las Vegas Sands Corp. 5.90%, 6/1/2027	302,000	304,510
Sands China Ltd. 2.30%, 3/8/2027	350,000	344,484
		648,994
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.1%
CNH Industrial Capital LLC 4.50%, 10/8/2027	$28,000	$27,975
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	16,000	16,210
5.20%, 6/15/2027	37,000	37,202
		81,387
MEDIA — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	302,000	251,046
4.20%, 3/15/2028	62,000	61,059
Paramount Global 2.90%, 1/15/2027	514,000	509,148
		821,253
MINING — 1.0%
Glencore Funding LLC:
3.88%, 10/27/2027 (a)	40,000	39,605
4.90%, 7/1/2031 (a)	584,000	577,786
		617,391
OIL & GAS — 0.9%
BP Capital Markets America, Inc.:
4.70%, 4/10/2029	18,000	18,021
5.02%, 11/17/2027	30,000	30,213
Continental Resources, Inc. 4.38%, 1/15/2028	22,000	21,832
Devon Energy Corp. 5.60%, 3/15/2034 (a)	302,000	304,446
Diamondback Energy, Inc. 5.20%, 4/18/2027	28,000	28,121
Phillips 66 Co. 4.95%, 12/1/2027	163,000	163,750
		566,383
PACKAGING & CONTAINERS — 0.0% *
Berry Global, Inc. 1.65%, 1/15/2027	28,000	27,639
PHARMACEUTICALS — 0.9%
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (a)	200,000	197,386
CVS Health Corp.:
3.63%, 4/1/2027	45,000	44,742
5.00%, 1/30/2029	18,000	18,100
5.00%, 9/15/2032	302,000	299,306
		559,534
PIPELINES — 2.8%
AP Chia Issuer LLC 7.25%, 5/23/2050 (a) (b)	1,118,039	1,123,630
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	32,000	32,058
See accompanying notes to Schedule of Investments.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Enbridge, Inc. 3.70%, 7/15/2027	$32,000	$31,789
Energy Transfer LP:
4.00%, 10/1/2027	34,000	33,768
5.25%, 7/1/2029	302,000	305,437
Enterprise Products Operating LLC 4.15%, 10/16/2028	59,000	58,476
ONEOK, Inc. 4.55%, 7/15/2028	34,000	33,884
Targa Resources Corp. 5.20%, 7/1/2027	28,000	28,154
Williams Cos., Inc. 3.75%, 6/15/2027	43,000	42,769
		1,689,965
PRIVATE CREDIT SECURITIES — 1.3%
AP Oryx Holdings LLC 6.10%, 9/8/2043 (a) (b)	783,869	797,586
REAL ESTATE INVESTMENT TRUSTS — 0.7%
American Homes 4 Rent LP 4.25%, 2/15/2028	21,000	20,817
Essex Portfolio LP 3.63%, 5/1/2027	25,000	24,862
Extra Space Storage LP 3.88%, 12/15/2027	39,000	38,598
SBA Communications Corp. 3.88%, 2/15/2027	344,000	341,967
		426,244
RETAIL — 0.3%
AutoNation, Inc. 3.80%, 11/15/2027	59,000	58,274
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	32,000	31,695
3.90%, 6/1/2029	102,000	99,631
		189,600
SEMICONDUCTORS — 2.5%
Broadcom, Inc. 4.20%, 10/15/2030	604,000	582,788
Marvell Technology, Inc.:
2.45%, 4/15/2028	37,000	35,641
4.88%, 6/22/2028	604,000	605,667
SK Hynix, Inc. 5.50%, 1/16/2027 (a)	300,000	301,185
		1,525,281
SOFTWARE — 1.0%
Oracle Corp. 4.55%, 2/4/2029	476,000	463,900
ServiceNow, Inc. 4.25%, 5/15/2028	100,000	99,466
Synopsys, Inc. 4.65%, 4/1/2028	35,000	34,958
Security Description	Principal Amount	Value
Workday, Inc. 3.50%, 4/1/2027	$28,000	$27,801
		626,125
TELECOMMUNICATIONS — 1.5%
AT&T, Inc. 1.65%, 2/1/2028	157,000	150,133
Sprint Capital Corp. 6.88%, 11/15/2028	604,000	630,322
T-Mobile USA, Inc. 3.75%, 4/15/2027	159,000	158,180
		938,635
TOTAL CORPORATE BONDS & NOTES (Cost $20,498,256)		20,386,186
ASSET-BACKED SECURITIES — 12.5%
AUTOMOBILE — 0.9%
Luxury Lease Partners Auto Lease Trust Series 2025-A, Class A, 5.51%, 3/15/2032 (a)	169,125	168,459
Wheels Fleet Lease Funding 1 LLC Series 2024-1A, Class D, 6.66%, 2/18/2039 (a)	400,000	401,344
		569,803
HOME EQUITY ABS — 6.4%
RCKT Mortgage Trust:
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (d)	2,314,260	2,275,842
Series 2025-CES8, Class M1, 5.90%, 8/25/2055 (a) (c)	1,390,000	1,385,493
Series 2024-CES9, Class M1, 6.28%, 12/25/2044 (a) (c)	250,000	250,689
		3,912,024
OTHER ABS — 4.2%
Iskandar Enterprise LLC Series 2026-1A, Class A21, 5.05%, 4/17/2056 (a)	361,111	354,411
Lohrasp Enterprise II LLC Series 2026-1A, Class A21, 5.51%, 7/17/2056 (a)	660,000	657,924
PK ALIFT Loan Funding 3 LP Series 2024-1, Class D, 7.49%, 9/15/2039 (a)	298,942	306,153
PK ALIFT Loan Funding 9 LP:
Series 2026-2, Class C, 5.65%, 2/15/2044 (a) (e)	257,000	256,201
Series 2026-2, Class D, 6.29%, 2/15/2044 (a) (e)	575,000	574,993
See accompanying notes to Schedule of Investments.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Zayo Issuer LLC Series 2025-1A, Class A2, 5.65%, 3/20/2055 (a)	$400,000	$400,187
		2,549,869
STUDENT LOAN ABS — 1.0%
Ascent Education Funding Trust Series 2024-A, Class C, 8.01%, 10/25/2050 (a)	500,000	454,604
Navient Education Loan Trust Series 2026-A, Class D, 5.97%, 9/15/2056 (a)	124,000	122,130
		576,734
TOTAL ASSET-BACKED SECURITIES (Cost $7,721,736)		7,608,430
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Federal Home Loan Mortgage Corp. 5.00%, 1/1/2041	1,776,004	1,767,968
Federal National Mortgage Association 5.00%, 1/1/2040	327,135	325,761
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,128,690)		2,093,729
U.S. TREASURY OBLIGATIONS — 33.5%
U.S. Treasury Notes:
3.63%, 8/15/2028	8,430,000	8,322,649
3.75%, 12/31/2028	12,312,000	12,154,253
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,694,427)		20,476,902
MORTGAGE-BACKED SECURITIES — 11.7%
Bridge Commercial Mortgage Trust Series 2026-MF, Class C, 1 mo. USD Term SOFR + 1.85%, 5.53%, 6/15/2039 (a) (c)	128,000	128,480
Cross Mortgage Trust Series 2026-NQM3, Class A1, CMO, VRN, 5.13%, 3/25/2071 (a) (c)	925,614	915,867
D2 Multifamily Credit Issuer Ltd. Series 2026-FL1, Class B, 1 mo. USD Term SOFR + 1.90%, 5.57%, 11/19/2043 (a) (c)	100,000	100,016
Dwight Issuer LLC Series 2026-FL2, Class B, 1 mo. USD Term SOFR + 2.00%, 5.60%, 1/18/2044 (a) (c)	1,170,732	1,170,001
Security Description	Principal Amount	Value
Greystone CRE Notes HC-4 LLC Series 2025-HC4, Class AS, 1 mo. USD Term SOFR + 2.24%, 5.92%, 10/15/2042 (a) (c)	$250,000	$249,998
JP Morgan Mortgage Trust Series 2025-VIS3, Class A1, CMO, VRN, 5.06%, 2/25/2066 (a) (c)	1,667,455	1,645,631
LoanCore Issuer LLC Series 2025-CRE9, Class C, 1 mo. USD Term SOFR + 2.20%, 5.87%, 8/18/2042 (a) (c)	500,000	499,063
MF1 Series 2024-FL15, Class C, 1 mo. USD Term SOFR + 2.94%, 6.61%, 8/18/2041 (a) (c)	500,000	501,720
Morgan Stanley Residential Mortgage Loan Trust Series 2025-HX1, Class A1, CMO, VRN, 5.96%, 3/25/2070 (a) (c)	735,255	737,461
PFP Ltd. Series 2024-11, Class C, 1 mo. USD Term SOFR + 2.99%, 6.66%, 9/17/2039 (a) (c)	1,219,531	1,219,785
TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,191,722)		7,168,022

	Shares
SHORT-TERM INVESTMENT — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.66% (f) (g) (Cost $3,623,808)	3,623,808	3,623,808
TOTAL INVESTMENTS — 100.4% (Cost $61,858,639)		61,357,077
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(253,400)
NET ASSETS — 100.0%		$61,103,677

See accompanying notes to Schedule of Investments.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 34.2% of net assets as of July 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of July 31, 2026, total aggregate fair value of the securities is $4,887,561,
representing 7.90% of the Fund's net assets.

(c)
Variable Rate Security - Interest rate shown is rate in effect at July 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of July 31, 2026. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended July 31, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at July 31, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
At July 31, 2026, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD 608,026	EUR 529,603	09/09/2026	$2,176
HSBC Bank USA	EUR 1,403,169	USD 1,630,912	09/09/2026	14,200
Toronto-Dominion Bank	USD 254,513	EUR 223,211	09/09/2026	2,667
Total				$19,043

EUR	Euro
At July 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (short)	(38)	09/30/2026	$(7,839,143)	$(7,813,156)	$25,987
See accompanying notes to Schedule of Investments.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$15,498,625	$4,887,561	$20,386,186
Asset-Backed Securities	—	7,608,430	—	7,608,430
U.S. Government Agency Obligations	—	2,093,729	—	2,093,729
U.S. Treasury Obligations	—	20,476,902	—	20,476,902
Mortgage-Backed Securities	—	7,168,022	—	7,168,022
Short-Term Investment	3,623,808	—	—	3,623,808
TOTAL INVESTMENTS	$3,623,808	$52,845,708	$4,887,561	$61,357,077
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$19,043	$—	$19,043
Futures Contracts - Unrealized Appreciation	25,987	—	—	25,987
TOTAL OTHER FINANCIAL INSTRUMENTS:	$25,987	$19,043	$—	$45,030
The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions for the period ended July 31, 2026.
	Beginning Value at October 31, 2025	Transfers into Level 3*	Purchases	Sales	Net realized gain/(loss)	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Ending Value at July 31, 2026
Corporate Bonds & Notes	$1,581,317	$—	$17,032,980	$13,691,241	$(38,488)	$2,993	$—	$4,887,561
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2026**	$(5,216)

*
Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

**	Net unrealized depreciation is included in the related amounts on investments in the Fund's Statement of Operations.
The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of July 31, 2026.
Type of Investment	Fair Value as of July 31, 2026	Valuation Technique	Unobservable Input	Range (Weighted Avg)(a) (b)	Impact to Valuation from an Increase to Input
Corporate Bonds & Notes	$4,098,303	Transaction Approach	Recent Transactions	100.00%–104.00%; (101,89%)	Increase
Corporate Bonds & Notes	$789,258	Discounted Cash Flow	Discount Rate (Mid)	4.87%–7.22%; (6.24%)	Decrease

(a)	Represents the range and weighted average of the unobservable input values.
(b)	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.
See accompanying notes to Schedule of Investments.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 7/31/26	Value at 7/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$73,859,860	$70,236,052	$—	$—	3,623,808	$3,623,808	$77,881
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,161,951	1,161,951	73,269,704	74,431,655	—	—	—	—	78,023
Total		$1,161,951	$147,129,564	$144,667,707	$—	$—		$3,623,808	$155,904
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE ABS ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 58.9%
AUTOMOBILE — 13.5%
BMW Vehicle Lease Trust Series 2024-2, Class A3, 4.18%, 10/25/2027	$259,895	$259,900
BMW Vehicle Owner Trust Series 2024-A, Class A3, 5.18%, 2/26/2029	284,508	285,925
Ford Credit Auto Owner Trust:
Series 2023-B, Class A4, 5.06%, 2/15/2029	450,000	452,178
Series 2023-A, Class B, 5.07%, 1/15/2029	500,000	502,054
GM Financial Automobile Leasing Trust Series 2024-3, Class A4, 4.22%, 10/20/2028	500,000	500,051
GM Financial Consumer Automobile Receivables Trust Series 2024-1, Class A4, 4.86%, 6/18/2029	600,000	603,016
Research-Driven Pagaya Motor Asset Trust Series 2026-R1A, Class B, 6.21%, 7/25/2034 (a)	250,000	251,131
Toyota Auto Receivables Owner Trust Series 2024-A, Class A4, 4.77%, 4/16/2029	250,000	251,112
Toyota Lease Owner Trust Series 2024-B, Class A4, 4.25%, 1/22/2029 (a)	250,000	250,032
		3,355,399
CREDIT CARD — 6.7%
American Express Credit Account Master Trust Series 2023-3, Class A, 5.23%, 9/15/2028	1,000,000	1,001,565
BA Credit Card Trust:
Series 2024-A1, Class A, 4.93%, 5/15/2029	250,000	251,438
Series 2023-A2, Class A2, 4.98%, 11/15/2028	400,000	401,115
		1,654,118
HOME EQUITY ABS — 4.0%
RCKT Mortgage Trust:
Series 2025-CES8, Class A3, 5.65%, 8/25/2055 (a) (b)	500,000	495,234
Series 2025-CES7, Class M1, 6.17%, 7/25/2055 (a) (b)	500,000	502,193
		997,427
Security Description	Principal Amount	Value
OTHER ABS — 30.2%
Aqua Finance Issuer Trust Series 2026-A, Class D, 6.28%, 4/17/2051 (a)	$500,000	$508,498
Benefit Street Partners CLO XXIX Ltd. Series 2022-29A, Class AR, 3 mo. USD Term SOFR + 1.18%, 4.99%, 1/25/2038 (a) (b)	250,000	250,089
BHG Securitization Trust Series 2022-A, Class E, 4.30%, 2/20/2035 (a)	500,000	489,735
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/2047 (a)	229,375	226,840
Series 2019-1A, Class A23, 4.35%, 5/20/2049 (a)	233,125	227,825
Dryden 90 CLO Ltd. Series 2021-90A, Class A1R, 3 mo. USD Term SOFR + 1.25%, 4.90%, 11/15/2038 (a) (b)	250,000	250,205
Fora Financial Asset Securitization LLC Series 2026-1A, Class A, 5.85%, 6/15/2032 (a)	250,000	248,549
GreenSky Home Improvement Issuer Trust Series 2026-REV1, Class A, 4.93%, 5/15/2041 (a)	250,000	249,409
Iskandar Enterprise LLC Series 2026-1A, Class A21, 5.05%, 4/17/2056 (a)	481,111	472,185
Lohrasp Enterprise II LLC Series 2026-1A, Class A21, 5.51%, 7/17/2056 (a)	220,000	219,308
Oaktree ABF Equipment ST 1 LLC Series 2026-1A, Class A2, 4.50%, 10/17/2033 (a)	500,000	499,224
Octagon 75 Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR + 1.20%, 4.93%, 1/22/2038 (a) (b)	250,000	249,667
Pagaya AI Debt Grantor Trust:
Series 2026-1, Class B, 5.37%, 9/15/2033 (a)	249,837	248,296
Series 2025-R2, Class A, 4.87%, 10/15/2032 (a)	477,158	476,219
Series 2026-R2, Class C, 6.22%, 2/15/2034 (a)	500,000	500,599
PK ALIFT Loan Funding 7 LP Series 2025-2, Class C, 5.34%, 3/15/2043 (a)	226,894	223,146
PK ALIFT Loan Funding 8 LP Series 2026-1, Class D, 5.60%, 9/15/2043 (a)	722,983	700,592
RKTL Trust Series 2026-2A, Class C, 5.45%, 5/25/2035 (a)	250,000	248,464
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE ABS ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Spur Rail I LLC Series 2026-1A, Class B, 5.61%, 4/17/2056 (a)	$280,000	$274,382
Sunrun Prometheus Issuer LLC Series 2026-1A, Class A1, 6.30%, 8/1/2061 (a)	249,433	242,260
Trackside Rail LLC Series 2026-2A, Class A, 5.69%, 8/21/2056 (a) (c)	205,882	205,851
Zayo Issuer LLC Series 2025-1A, Class A2, 5.65%, 3/20/2055 (a)	500,000	500,234
		7,511,577
STUDENT LOAN ABS — 4.5%
Ascent Education Funding Trust Series 2024-A, Class C, 8.01%, 10/25/2050 (a)	500,000	454,604
Navient Private Education Refi Loan Trust Series 2021-EA, Class A, 0.97%, 12/16/2069 (a)	752,907	672,228
		1,126,832
TOTAL ASSET-BACKED SECURITIES (Cost $14,786,971)		14,645,353
MORTGAGE-BACKED SECURITIES — 38.8%
A&D Mortgage Trust:
Series 2026-NQM1, Class A1, CMO, VRN, 4.91%, 2/25/2071 (a) (b)	477,939	470,835
Series 2026-NQM5, Class M1, CMO, VRN, 6.32%, 7/25/2071 (a) (b)	500,000	498,747
ACRES LLC Series 2025-FL3, Class C, 1 mo. USD Term SOFR + 3.04%, 6.71%, 8/18/2040 (a) (b)	500,000	492,331
BDS LLC Series 2026-FL17, Class B, 1 mo. USD Term SOFR + 1.80%, 5.47%, 5/19/2043 (a) (b)	250,000	249,177
BSPDF Issuer LLC Series 2026-FL4, Class B, 1 mo. USD Term SOFR + 1.85%, 5.52%, 11/18/2043 (a) (b)	250,000	249,796
COLT Mortgage Loan Trust:
Series 2024-4, Class A3, CMO, 6.30%, 7/25/2069 (a) (d)	133,301	133,751
Series 2025-8, Class A1, CMO, 5.48%, 8/25/2070 (a) (d)	405,609	404,770
Cross Mortgage Trust:
Series 2025-H7, Class A1A, CMO, 4.93%, 9/25/2070 (a) (d)	429,071	424,394
Security Description	Principal Amount	Value
Series 2025-H6, Class A1, CMO, VRN, 5.18%, 7/25/2070 (a) (b)	$399,217	$396,801
D2 Multifamily Credit Issuer Ltd. Series 2026-FL1, Class B, 1 mo. USD Term SOFR + 1.90%, 5.57%, 11/19/2043 (a) (b)	100,000	100,017
Dwight Issuer LLC:
Series 2026-FL2, Class A, 1 mo. USD Term SOFR + 1.40%, 5.00%, 1/18/2044 (a) (b)	250,000	250,081
Series 2026-FL2, Class B, 1 mo. USD Term SOFR + 2.00%, 5.60%, 1/18/2044 (a) (b)	195,122	195,000
GCAT Trust Series 2025-NQM5, Class A1, CMO, VRN, 4.98%, 8/25/2070 (a) (b)	406,483	401,337
HOMES Trust Series 2025-AFC4, Class A1, CMO, VRN, 5.15%, 11/25/2060 (a) (b)	432,004	427,739
INCREF LLC Series 2026-FL2, Class A, 1 mo. USD Term SOFR + 1.45%, 5.12%, 12/19/2043 (a) (b)	250,000	250,376
JP Morgan Mortgage Trust Series 2025-NQM2, Class A1, CMO, VRN, 5.57%, 9/25/2065 (a) (b)	365,579	365,052
MF1 Series 2024-FL15, Class C, 1 mo. USD Term SOFR + 2.94%, 6.61%, 8/18/2041 (a) (b)	300,000	301,032
MF1 LLC Series 2025-FL19, Class A, 1 mo. USD Term SOFR + 1.49%, 5.16%, 5/18/2042 (a) (b)	500,000	501,088
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM7, Class A1, CMO, 4.98%, 9/25/2070 (a) (d)	420,467	415,480
OBX Trust Series 2025-NQM2, Class A3, CMO, 5.95%, 11/25/2064 (a) (d)	316,350	316,815
PFP Ltd. Series 2025-12, Class A, 1 mo. USD Term SOFR + 1.49%, 5.16%, 12/18/2042 (a) (b)	500,000	501,154
PRKCM Trust Series 2026-AFC3, Class M1, 6.13%, 5/1/2061 (a) (b)	500,000	489,744
PRPM Trust Series 2025-NQM6, Class A1, CMO, VRN, 4.99%, 12/25/2070 (a) (b)	435,461	429,930
Verus Securitization Trust:
Series 2025-6, Class A1, CMO, 5.42%, 7/25/2070 (a) (d)	395,327	394,431
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE ABS ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2024-INV1, Class M1, CMO, VRN, 6.80%, 3/25/2069 (a) (b)	$750,000	$756,117
Series 2026-4, Class M1, CMO, VRN, 5.87%, 4/25/2071 (a) (b)	250,000	248,965
TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,735,808)		9,664,960

	Shares
SHORT-TERM INVESTMENT — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.66% (e) (f) (Cost $693,798)	693,798	693,798
TOTAL INVESTMENTS — 100.5% (Cost $25,216,577)		25,004,111
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(135,100)
NET ASSETS — 100.0%		$24,869,011

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 79.6% of net assets as of July 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at July 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	When-issued security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of July 31, 2026. Maturity date shown is the final maturity.
(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended July 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at July 31, 2026.

Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
At July 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (long)	7	09/30/2026	$1,442,935	$1,439,266	$(3,669)
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE ABS ETF
SCHEDULE OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$—	$14,645,353	$—	$14,645,353
Mortgage-Backed Securities	—	9,664,960	—	9,664,960
Short-Term Investment	693,798	—	—	693,798
TOTAL INVESTMENTS	$693,798	$24,310,313	$—	$25,004,111
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(3,669)	$—	$—	$(3,669)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,669)	$—	$—	$(3,669)
Affiliate Table
	Number of Shares Held at 3/11/26*	Value at 3/11/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 7/31/26	Value at 7/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$13,084,516	$12,390,718	$—	$—	693,798	$693,798	$16,362
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	4,322,578	4,322,578	—	—	—	—	1,581
Total		$—	$17,407,094	$16,713,296	$—	$—		$693,798	$17,943

*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2026 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
• Fixed-income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for most other fixed-income assets.
• Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
• Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
• Options are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's underlying benchmark. Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of July 31, 2026, is disclosed in each Fund's Consolidated Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
During the period ended July 31, 2026, the State Street Bridgewater All Weather ETF, State Street IG Public & Private Credit ETF, State Street Short Duration IG Public & Private Credit ETF and State Street IG Public & Private ABS ETF entered into futures contracts to hedge interest rate risk and manage duration.
Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in marketvalue is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counter parties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge,the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended July 31, 2026, the State Street IG Public & Private Credit ETF and State Street Short Duration IG Public & Private Credit ETF entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Option Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin deposit in cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
During the period ended July 31, 2026, the State Street Galaxy Hedged Digital Asset Ecosystem ETF entered into option contracts.
Swaps
The Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Consolidated Statement of Operations as realized gains or losses,respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Consolidated Schedule of Investments and cash deposited is segregated and recorded on the Consolidated Statement of Assets and Liabilities as Net cash at Broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations. For both bi-lateral and centrally cleared OTC

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
July 31, 2026 (Unaudited)

swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
During the period ended July 31, 2026, the State Street Bridgewater All Weather ETF entered into swap contracts.
Total Return Swaps
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
Loan Agreements
State Street IG Public & Private Credit ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended July 31, 2026 are disclosed in the (Consolidated) Schedules of Investments.